Income Taxes (Schedule of Income Tax Provision) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Income Tax Contingency [Line Items]
Computed tax benefit at federal statutory rate					$ (6,650,000)	$ (2,169,000)
State tax, net of federal benefit					(327,000)	(359,000)
Warrant MTM Adjustment					(7,000)	(6,000)
Induced conversion costs					4,663,000	0
Interest expense					0	1,000
Permanent items and other					4,600	215,600
Valuation allowance					2,318,000	2,319,000
Total income tax provision	$ 0	$ 0	$ 1,600	$ 0	$ 1,600	$ 1,600